- INCOME TAXES (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$ 5,856	$ 3,053
Less: valuation allowance	(5,856)	(3,053)
Net deferred tax asset	$ 0	$ 0